INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets, Net [Abstract]
Net operating losses	$ 69,760	$ 41,170
Provision for doubtful accounts	679	498
Inventory reserves	175	86
Accrued expenses	4,107	804
Warrant expense	0	4
Deferred revenue	3,372	1
Unrealized foreign exchange gain/loss	4	0
Stock-based compensation	2,812	139
Intangible assets	280	280
Convertible notes	0	593
Charitable contributions	24	4
R&D tax credits	343	343
Total deferred tax assets before valuation allowance	81,556	43,922
Valuation allowance	(77,907)	(41,787)
Deferred tax assets net of valuation allowance	3,649	2,135
Deferred Tax Liabilities, Gross [Abstract]
Deferred commissions	(332)	(176)
Unrealized foreign exchange gain/loss	0	(6)
Fixed assets	(3,317)	(1,953)
Total deferred tax liabilities	(3,649)	(2,135)
Deferred tax liabilities, net	$ 0	$ 0